Related-Party Transactions - Related party loans (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2023
Related Party Transaction [Line Items]
Proceeds from related party loans		$ 5,000,000	$ 12,500,000	$ 23,000,000	$ 20,500,000
Interest expense		96,000	1,054,000	2,306,000	1,315,000
Other current liabilities	$ 55,000	129,000		$ 55,000	1,930,000
Common stock
Related Party Transaction [Line Items]
Number of shares issued upon conversion of related party loans				17,002,230
Related Party [Member]
Related Party Transaction [Line Items]
Interest rate percentage						4.60%
Amount of principal and interest converted into shares	66,100,000
Loan outstanding	0			$ 0	39,000,000
Interest expense		$ 91,000	$ 1,035,000	2,271,000	1,305,000
Other current liabilities	$ 0			0	1,867,000
Related Party [Member] | Common stock
Related Party Transaction [Line Items]
Number of shares issued upon conversion of related party loans	17,002,230
Related Party [Member] | Multiple Loan Agreements with NKMAX [Member]
Related Party Transaction [Line Items]
Proceeds from related party loans				$ 23,000,000.0	$ 20,500,000
Interest rate percentage	4.60%			4.60%